Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of official statistics annual price variation
Price variation	June 30, 2019	June 30, 2020	June 30, 2021	Cumulative as of June 30,2021 (3 years)
Annual	56%	43%	50%	234%

Schedule of new accounting standards and amendments
Standards and amendments	Description	Date of application by the Group
Covid-19-related Rent Concessions - Amendments to IFRS 16.

As a result of the COVID-19 pandemic, rent concessions have been granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments. In May 2020, the IASB made an amendment to IFRS 16 Leases which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted.

Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.

06-30-2021
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Accounting Policy Disclosures - Amendment to IAS 1 and Practical Statement 2

The IASB amended IAS 1 to require entities to disclose their material accounting policies rather than their significant accounting policies. The amendments define what it implies and how to identify material accounting policy information. They also clarify that it is not necessary to disclose immaterial accounting policy. If it is disclosed should not overshadow material accounting information. To support this amendment, the IASB also amended IFRS Practical Statement 2 on “Making materiality related judgments” to advise on how to apply the concept of materiality to disclosure of accounting policies.

01-01-2023
Definition of accounting estimates - Amendments to IAS 8.

The amendment to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current exercise.

01-01-2023
Amendment to IAS 1.

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g., the receipt of a waver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability.

The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.

They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

06-30-2023
Amendment to IAS 37.

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

06-30-2023
Property, plant and equipment: Proceeds before intended use - Amendments to IAS 16.

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

06-30-2023
Reference to the Conceptual Framework - Amendments to IFRS 3

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

06-30-2023
Annual Improvements to IFRS 2018-2020

The following improvements were finalized in May 2020:

• IFRS 9 Financial Instruments: clarifies which fees should be included in the 10% test for derecognition of financial liabilities.

• IFRS 16 Leases - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.

• IFRS 1 First-time Adoption of International Financial Reporting Standards - allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.

• IAS 41 Agriculture - removal of the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

06-30-2023
Deferred tax - Amendments to IAS 12.

The IASB issued amendments to IAS 12 that clarifies how companies account for deferred tax related to assets and liabilities that arise from a single transaction. The effects of these amendments essentially mean that the initial recognition exception is not available for transactions that involve the recognition of both an asset and a liability, such as leases and decommissioning obligations.

06-30-2024

Schedule of agricultural business
			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.21	06.30.20	06.30.19
Cresud’s direct equity interest in:
Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas (1) (2)	Brazil	Agricultural	39.44%	33.55%	43.29%
Sociedad Anónima Carnes Pampeanas S.A. (2)	Argentina	Agro-industrial	-	100.00%	100.00%
Futuros y Opciones.Com S.A.	Argentina	Brokerage	50.10%	50.10%	50.10%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA Inversiones y Representaciones Sociedad Anónima (2)	Argentina	Real estate	62.22%	61.95%	62.35%
Alafox S.A.	Uruguay	Investment	100.00%	-	-
Agropecuaria Santa Cruz S.A.	Uruguay	Investment	-	100.00%	100.00%
Brasilagro’s direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cajueiro Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Ceibo Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cremaq Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Engenho de Maracajú Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Flamboyant Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Agrícola Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	99.99%	99.99%	99.99%
Mogno Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Palmeiras S.A.	Paraguay	Agricultural	99.99%	99.99%	99.99%
Agropecuaria Morotí S.A.	Paraguay	Agricultural	99.99%	99.99%	99.99%
Agrifirma S.A.	Brazil	Agricultural	99.99%	99.99%	-
Agropecuaria Acres del Sud S.A. (2) (4)	Bolivia	Agricultural	99.99%	-	-
Ombú Agropecuaria S.A. (4)	Bolivia	Agricultural	99.99%	-	-
Yatay Agropecuaria S.A. (4)	Bolivia	Agricultural	99.99%	-	-
Yuchán Agropecuaria S.A. (2) (4)	Bolivia	Agricultural	99.99%	-	-
Futuros y Opciones.Com. S.A.’s direct equity interest in:
Amauta Agro S.A. (5)	Argentina	Brokerage	98.57%	98.57%	98.57%
FyO Acopio S.A. (5)	Argentina	Warehousing and brokerage	98.57%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Agropecuaria Santa Cruz S.A.’s direct equity interest in:
Agropecuaria Acres del Sud S.A. (2)(4)	Bolivia	Agricultural	-	100.00%	100.00%
Ombú Agropecuaria S.A. (4)	Bolivia	Agricultural	-	100.00%	100.00%
Yatay Agropecuaria S.A. (4)	Bolivia	Agricultural	-	100.00%	100.00%
Yuchán Agropecuaria S.A. (2) (4)	Bolivia	Agricultural	-	100.00%	100.00%
Sedelor S.A. (3)	Uruguay	Investment	-	100.00%	100.00%
Codalis S.A. (3)	Uruguay	Investment	-	100.00%	100.00%
Alafox S.A.	Uruguay	Investment	-	100.00%	100.00%

Schedule of urban properties and investments business
			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.21	06.30.20	06.30.19
IRSA’s direct equity interest:
IRSA CP (1)	Argentina	Real estate	79.92%	80.65%	83.80%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
UT IRSA y Galerías Pacífico S.A. (2)	Argentina	Investment	50.00%	50.00%	50.00%
IRSA CP’s direct equity interest in:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are APPA S.A. (ex Pareto S.A.)	Argentina	Design and software development	93.63%	69.69%	69.69%
La Malteria	Argentina	Real estate	-	-	100.00%
Tyrus S.A.’s direct equity interest in:
DFL and DN BV	Bermudas/ Netherlands	Investment	99.50%	97.04%	96.46%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A. (7)	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	-	-	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
Efanur S.A.’s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100.00%	100.00%	100.00%
DFL’s direct equity interest in:
IDB Development Corporation Ltd.	Israel	Investment	-	100.00%	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%
DIL’s direct equity interest in:
Discount Investment Corporation Ltd. (4)	Israel	Investment	-	83.72%	83.77%
IDBD’s direct equity interest in:
IDB Tourism (2009) Ltd.	Israel	Tourism services	-	100.00%	100.00%
IDB Group Investment Inc	Israel	Investment	-	100.00%	100.00%
DIC’s direct equity interest in:
Property & Building Corporation Ltd.	Israel	Real estate	-	72.40%	68.80%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	-	46.20%	-
Elron Electronic Industries Ltd.	Israel	Investment	-	61.06%	44.10%
Bartan Holdings and Investments Ltd.	Israel	Investment	-	55.68%	61.06%
Epsilon Investment House Ltd.	Israel	Investment	-	68.75%	55.68%
Mehadrin Ltd.	Israel	Agricultural	-	43.75%	68.75%
PBC’s direct equity interest in:
Gav-Yam Bayside Land Corporation Ltd. (6)	Israel	Real estate	-	-	51.70%
Ispro The Israeli Properties Rental Corporation Ltd.	Israel	Real estate	-	100.00%	100.00%
Matam - Scientific Industries Center Haifa Ltd.	Israel	Real estate	-	50.10%	50.10%
Hadarim Properties Ltd.	Israel	Real estate	-	100.00%	100.00%
Property & Building (Commercial Centers) Ltd.	Israel	Real estate	-	100.00%	100.00%
PBC USA Investments Inc	United States	Real estate	-	100.00%	100.00%

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years